Financial Instruments (Schedule Of Carrying Values And Estimated Fair Values Of Senior Notes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments [Abstract]
Senior Notes, Carrying Amount	$ 351	$ 200
Senior Notes, Fair Value	$ 365	$ 197